Capital Stock (Details Narrative) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Stock
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	33,262,697	23,279,197	23,162,502
Capital stock issued, outstanding percentage		10.00%
Preferred stock, shares issued	0	0	0